Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 313.6	$ 326.1
Short-term investments	39.9	136.7
Trade receivables, less allowances for doubtful accounts of $31.7 and $20.9, respectively	413.9	403.3
Inventories	369.3	374.7
Deferred income taxes	168.8	111.0
Prepaid expenses	23.6	21.2
Refundable income taxes	18.0	11.7
Current assets held for sale	148.2	106.2
Other current assets	148.3	164.6
Total current assets	1,643.6	1,655.5
Securities and other investments	85.2	83.6
Property, plant and equipment, net	175.3	165.7
Goodwill	161.5	138.1
Deferred income taxes	65.3	86.5
Finance lease receivables	36.5	90.4
Other assets	75.0	119.8
Total assets	2,242.4	2,339.6
Current liabilities
Notes payable	32.0	25.6
Accounts payable	281.7	248.6
Deferred revenue	229.2	260.8
Payroll and other benefits liabilities	76.5	109.4
Current liabilities held for sale	49.4	39.1
Other current liabilities	287.0	344.3
Total current liabilities	955.8	1,027.8
Long-term debt	606.2	477.3
Pensions and other benefits	195.6	211.0
Post-retirement and other benefits	18.7	20.8
Deferred income taxes	1.9	6.5
Other liabilities	28.7	41.4
Commitments and contingencies
Diebold, Incorporated shareholders' equity
Preferred shares, no par value, 1,000,000 authorized shares, none issued	0.0	0.0
Common shares, $1.25 par value, 125,000,000 authorized shares, 79,696,694 and 79,238,759 issued shares, 65,001,602 and 64,632,400 outstanding shares, respectively	99.6	99.0
Additional capital	430.8	418.0
Retained earnings	760.3	762.2
Treasury shares, at cost (14,695,092 and 14,606,359 shares, respectively)	(560.2)	(557.2)
Accumulated other comprehensive loss	(318.1)	(190.5)
Total Diebold, Incorporated shareholders' equity	412.4	531.5
Noncontrolling interests	23.1	23.3
Total equity	435.5	554.8
Total liabilities and equity	$ 2,242.4	$ 2,339.6